UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/16 - 06/30/17

Item 1. Proxy Voting Record


============ Wells Fargo WealthBuilder Conservative Allocation Fund ============

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo International Growth Portfolio and Wells Fargo Core Bond Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Income Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017), International Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 25, 2016), Large Cap Stock Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 24, 2017) and Small to Mid Cap Stock Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017).

ISHARES TRUST

Ticker:                      Security ID:  464288414
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


--------------------------------------------------------------------------------

ISHARES, INC.

Ticker:                      Security ID:  464286806
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


--------------------------------------------------------------------------------

ISHARES, INC.

Ticker:       EWT            Security ID:  46434G822
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


==================== Wells Fargo WealthBuilder Equity Fund =====================
========= (FORMERLY KNOWN AS WEALTHBUILDER TACTICAL EQUITY PORTFOLIO) ==========

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging Growth Portfolio, Wells Fargo Small Company Value Portfolio and Wells Fargo International Growth Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories:
International Equity Funds (CIK # 0001081400, File Number 811-09253, Filing
Date: August 24, 2017), Large Cap Stock Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017) and Small to Mid Cap Stock Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017).

ISHARES, INC.

Ticker:                      Security ID:  464286806
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


--------------------------------------------------------------------------------

ISHARES, INC.

Ticker:       EWT            Security ID:  46434G822
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


================= Wells Fargo WealthBuilder Equity Portfolio ==================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging Growth Portfolio, Wells Fargo Small Company Value Portfolio and Wells Fargo International Growth Portfolio.
Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: International Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017),
Large Cap Stock Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 24, 2017) and Small to Mid Cap Stock Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017).


=============== Wells Fargo WealthBuilder Growth Allocation Fund ===============

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo International Growth Portfolio and Wells Fargo Core Bond Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Income Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017), International Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017),
Large Cap Stock Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 24, 2017) and Small to Mid Cap Stock Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017).

ISHARES TRUST

Ticker:                      Security ID:  464288414
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


--------------------------------------------------------------------------------

ISHARES, INC.

Ticker:                      Security ID:  464286806
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


--------------------------------------------------------------------------------

ISHARES, INC.

Ticker:       EWT            Security ID:  46434G822
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


================ Wells Fargo WealthBuilder Growth Balanced Fund ================

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo International Growth Portfolio and Wells Fargo Core Bond Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Income Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017), International Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017), Large Cap Stock Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 24, 2017) and Small to Mid Cap Stock Funds (CIK # 0001081400, File
Number 811-09253, Filing Date: August 24, 2017).

ISHARES TRUST

Ticker:                      Security ID:  464288414
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


--------------------------------------------------------------------------------

ISHARES, INC.

Ticker:                      Security ID:  464286806
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


--------------------------------------------------------------------------------

ISHARES, INC.

Ticker:       EWT            Security ID:  46434G822
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


=============== Wells Fargo WealthBuilder Moderate Balanced Fund ===============

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo International Growth Portfolio and Wells Fargo Core Bond Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2017). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Income Funds (CIK # 0001081400,
File Number 811-09253, Filing Date: August 24, 2017), International Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017), Large Cap Stock Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 24, 2017) and Small to Mid Cap Stock Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 24, 2017).


ISHARES TRUST

Ticker:                      Security ID:  464288414
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


--------------------------------------------------------------------------------

ISHARES, INC.

Ticker:                      Security ID:  464286806
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


--------------------------------------------------------------------------------

ISHARES, INC.

Ticker:       EWT            Security ID:  46434G822
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 24, 2017